Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 21,882,000	$ 20,558,000	$ 4,578,000
Prepaid assets	682,000	588,000	202,000
Prepaid clinical	11,350,000	6,100,000	753,000
Other current assets	0	25,000	52,000
Total Current Assets	33,914,000	27,271,000	5,585,000
Deferred offering costs	6,905,000	0
Fixed assets, net	10,857,000	11,358,000	8,914,000
Right of use assets, net	1,962,000	1,241,000	1,559,000
Intangible assets, net	320,000	428,000	642,000
TOTAL ASSETS	53,958,000	40,298,000	16,700,000
Current liabilities
Accounts payable	2,513,000	2,834,000
Accrued expenses and other	6,184,000	9,213,000	4,496,000
Accounts payable		2,834,000	781,000
Lease liabilities	377,000	267,000	225,000
Income taxes payable	1,730,000	0
Related party notes payable	35,000,000	0
Total current liabilities	45,804,000	12,314,000	5,502,000
Lease liabilities, net of current portion	1,617,000	1,067,000	1,334,000
Commitments and Contingencies (Note 6)
Members' equity:
Accumulated deficit	(251,127,000)	(161,510,000)	(106,364,000)
Total members' equity	6,537,000	26,917,000	9,864,000
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT DEFICIT	53,958,000	40,298,000	16,700,000
Social Capital Suvretta Holdings Corp. III [Member]
Current assets
Cash	107,546	440,488
Cash and cash equivalents		0
Prepaid expenses	524,750	504,189
Total Current Assets	632,296	944,677
Non-current prepaid insurance	0	247,500
Marketable Securities held in Trust Account	250,371,095	250,008,324
TOTAL ASSETS	251,003,391	251,200,501
Current liabilities
Accounts payable	0	5,000
Accrued expenses	7,603,038	1,864,796
Advances from related party	80,687	10,000
Promissory note – related party	250,000	0
Total current liabilities	7,933,725	1,879,796
Deferred underwriting fee payable	7,700,000	7,700,000
Total Liabilities	15,633,725	9,579,796
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption	250,371,095	250,008,324
Shareholder's Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital
Total Permanent Deficit	(15,001,429)	(8,387,619)
Members' equity:
Accumulated deficit	(15,002,118)	(8,388,308)
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT DEFICIT	251,003,391	251,200,501
Capital Unit, Class A [Member]
Members' equity:
Class Units	186,500,000	186,500,000	115,000,000
Capital Unit, Class B [Member]
Members' equity:
Class Units	71,164,000	1,927,000	$ 1,228,000
Common Class A [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Current liabilities
Class A ordinary shares subject to possible redemption	250,371,095	250,008,324
Shareholder's Equity
Common stock value	64	64
Common Class B [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Shareholder's Equity
Common stock value	$ 625	$ 625